Associates and Joint Ventures - Summary of After Tax Profits and Losses of Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax (losses)/profits of joint ventures	£ 74	£ 31	£ 13
Joint ventures [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax (losses)/profits of joint ventures	(11)	3	(3)
Associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after tax profits and losses of associates	£ 85	£ 28	£ 16